Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
C000109586
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Dow Jones Global Yield ETF
Account Value	$ 10,000	$ 11,078	$ 10,197	$ 9,766	$ 10,022	$ 8,734	$ 9,358	$ 9,303	$ 9,555	$ 9,084	$ 7,303
Dow Jones Global Composite Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Composite Yield Index
Account Value	$ 9,998	$ 12,477	$ 11,026	$ 10,580	$ 10,829	$ 9,350	$ 9,837	$ 9,633	$ 9,829	$ 9,271	$ 7,347